Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Net loss	$ (31,060)	$ (14,468)	$ (11,824)
Adjustments required to reflect net cash used in operating activities:
Depreciation	777	546	286
Loss (income) on marketable securities and short-term bank deposits	1,983	(5,590)
Non-cash operating lease expenses	831	413	167
Share-based compensation	2,712	2,914	670
Changes in operating asset and liability items:
(Increase) decrease in prepaid expenses and other receivables	278	(1,249)	1,823
Increase in accounts payable trade	1,168	442	36
(Decrease) increase in accrued expenses and other liabilities	684	(466)	(2,022)
Operating lease liabilities	(1,326)	(84)	(143)
Net cash used in operating activities	(23,953)	(17,542)	(11,007)
Cash flows from investing activities
Purchase of property and equipment	(8,122)	(1,625)	(1,019)
(Release) investment in short-term bank deposits, net	9,705	20,030	(19,958)
Purchases of marketable securities	(1,608)	(104,417)
Proceeds from sale of marketable securities	62,549	47,604
Net cash provided by (used in) investing activities	62,524	(38,408)	(20,977)
Cash flows from financing activities
Proceeds from issuance of shares and warrants, net		53,174	24,467
Proceeds from exercise of warrants		7,702	8,514
Proceeds from exercise of options	150	106	101
Net cash provided by financing activities	150	60,982	33,082
Increase (decrease) in cash, cash equivalents and restricted cash	38,721	5,032	1,098
Cash, cash equivalents and restricted cash - beginning of year	11,636	7,012	5,524
Exchange rate differences on cash, cash equivalents and restricted cash		(408)	390
Cash, cash equivalents and restricted cash - end of year	50,357	11,636	7,012
Supplemental disclosures of cash flow information:
Cash paid for taxes
Cash received for interest, net	$ 666	$ 39	$ 160